EXPLANATORY NOTE

Incorporated herein by reference is a supplement to the Pax World Funds Series Trust I prospectus for Pax Global Environmental Markets Fund and Pax Growth Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 20, 2016 (SEC Accession No. 0001398344-16-014384).